Business combinations and asset acquisitions, Acquisition of Amryt GmbH (Details)		12 Months Ended
	Apr. 18, 2016 EUR (€)	Dec. 31, 2021 USD ($) Country Site	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Measurement of Contingent Consideration [Abstract]
Estimated fair value of contingent consideration | $		$ 61,221,000	$ 86,906,000
Non-cash change in fair value of contingent consideration | $		$ (18,407,000)	27,827,000	$ 6,740,000
Amryt GmbH [Member]
Acquisition of Amryt AG [Abstract]
Milestone payment once net ex-factory sales/net revenue in any calendar year exceeds second threshold amount	€ 10,000,000
Milestone payment once net ex-factory sales/net revenue in any calendar year exceeds third threshold amount	€ 15,000,000
Percentage of royalties on sales	9.00%
Period of sales considering from first commercial sale		10 years
Fair Value Measurement of Contingent Consideration [Abstract]
Estimated fair value of contingent consideration | $		$ 61,221,000	$ 86,906,000
Number of days for the application to be applied		67 days
Number of sites in which phase 3 trial conducted in patients | Site		58
Number of countries in which phase 3 trial conducted in patients | Country		28
Discount rate used for calculation of fair value of contingent consideration		7.90%	14.40%
Non-cash change in fair value of contingent consideration | $		$ 18,407,000	$ (27,827,000)	$ (6,740,000)
Amryt GmbH [Member] | Bottom of Range [Member]
Acquisition of Amryt AG [Abstract]
Net ex-factory sales second threshold amount	€ 50,000,000
Net ex-factory sales third threshold amount	100,000,000
Amryt GmbH [Member] | FDA [Member]
Fair Value Measurement of Contingent Consideration [Abstract]
Estimated percentage of approval		60.00%	89.00%
Amryt GmbH [Member] | EMA [Member]
Acquisition of Amryt AG [Abstract]
Milestone payment on receipt of second marketing approval	€ 10,000,000
Fair Value Measurement of Contingent Consideration [Abstract]
Estimated percentage of approval		100.00%	89.00%